Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Revenues (Note 14)	$ 12,716,596	$ 6,062,778	$ 8,077,143
Cost of Goods Sold (Notes 6 and 7)	7,429,380	5,044,093	6,098,902
Gross Profit	5,287,216	1,018,685	1,978,241
Expenses
Office and administration	1,667,646	1,701,723	2,076,460
Management compensation (Note 10)	610,570	544,014	717,369
Research	1,352,817	1,572,714	704,868
Marketing	266,152	554,458	587,553
Travel	159,800	430,304	526,451
Accounting and legal	194,282	370,495	357,876
Share-based expense (Notes 9 (b)) and 10)	403,548	469,187	285,745
Consulting	196,823	251,055	246,501
Investor relations	84,000	84,000	84,000
Foreign exchange (gain) loss	4,257	(115,643)	(128,073)
Amortization (Notes 7 and 8)	30,242	17,088	3,024
Bad debts (recovery)	(14,689)	82,042
Total Expenses	4,955,448	5,961,437	5,461,774
Income (Loss) Before the Following:	331,768	(4,942,752)	(3,483,533)
Interest income		3,875	28,755
Write-off of inventory (Note 6)	(26,031)	(197,729)
Write-off of property, plant and equipment (Note 7)	(34,438)	(29,601)
Write-off of intangible assets (Note 8)	(328,010)
Loss Before Taxes	(56,711)	(5,166,207)	(3,454,778)
Income Tax Expense (Recovery) (Note 11)
Current	(251,164)	22,137	(1,248,551)
Deferred		(172,433)	259,365
Income tax expense (recovery)	(251,164)	(150,296)	(989,186)
Net Income (Loss) and Comprehensive Income (Loss) for the Year	$ 194,453	$ (5,015,911)	$ (2,465,592)
Basic Income (Loss) Per Share (Note 13)	$ 0.00	$ (0.11)	$ (0.05)
Diluted Income (Loss) Per Share (Note 13)	$ 0.00	$ (0.11)	$ (0.05)
Weighted Average Number of Common Shares Outstanding
Basic (Note 13)	47,117,369	46,848,053	46,215,861
Diluted (Note 13)	47,451,644	46,848,053	46,215,861